STOCK OPTION PLAN	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLAN

12. STOCK OPTION PLAN

On December 26, 2006, the Company adopted the 2006 Equity Incentive Plan, which was amended by the board of directors on November 15, 2012 (2006 Plan). The 2006 Plan allowed for the granting of ISOs and NSOs to the employees, members of the board of directors and consultants of the Company. ISOs were granted only to the Company’s employees, including officers and directors who are also employees. NSOs were granted to the employees and consultants. As of December 31, 2013, a total of 4,311,875 shares of common stock were authorized for issuance and 600,000 shares were available for future grants under the 2006 Plan. In July 2014, the Company’s board of directors and its stockholders approved the establishment of the 2014 Equity Incentive Award Plan (2014 Plan), effective upon the date upon which the registration statement for the IPO was declared effective, which was July 30, 2014. As of the date of the IPO, the Company reserved for issuance under the 2014 Plan a total of 2,088,332 shares of its common stock, plus any additional shares that would otherwise return to the 2006 Plan as a result of forfeiture, termination or expiration of awards previously granted under the 2006 Plan. Options may no longer be issued under the 2006 Plan after July 30, 2014, the effective date of the 2014 Plan. In addition, the 2014 Plan provides for annual increases in the number of shares available for issuance thereunder on the first business day of each fiscal year, beginning with 2015, equal to four percent (4%) of the number of shares of the Company’s common stock outstanding as of such date or a lesser number of shares as determined by the Company’s board of directors.

Options under the 2006 Plan and 2014 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the board of directors, provided, however, that the exercise price of an ISO and NSO granted to a 10% shareholder may not be less than 110% of the estimated fair value of the shares on the date of grant. Options granted to employees and non-employees generally vest ratably over four years.

In July 2014, the Company’s board of directors and its stockholders approved the establishment of the 2014 Employee Stock Purchase Plan (2014 ESPP). The Company reserved for issuance 208,833 shares of its common stock and provided for annual increases in the number of shares available for issuance on the first business day of each fiscal year, beginning with the Company’s fiscal year following the year of this offering, equal to the lesser of one percent (1%) of the number of shares of the Company’s common stock outstanding as of such date, 208,833 shares of common stock, or a number of shares as determined by the Company’s board of directors.

The following table summarizes option activity under our stock plans and related information:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE (a) (IN THOUSANDS)
Balances, January 1, 2012	705,000	$0.05
Options granted	2,890,000	$0.19
Options exercised	—	—
Options cancelled	—	—

Balances, December 31, 2012	3,595,000	$0.16	9.3	$495
Options granted	45,000	$0.34
Options exercised	—	—
Options cancelled	—	—

Balances, December 31, 2013	3,640,000	$0.16	8.3	$9,411
Options granted (unaudited)	1,492,600	$8.83
Options exercised (unaudited)	(213,021)	$0.01
Options cancelled (unaudited)	(82,083)	$1.91

Balances, September 30, 2014 (unaudited)	4,837,496	$2.82	8.2	$151,769

Vested and expected to vest as of December 31, 2013	3,579,500	$0.16	8.3	$9,257

Exercisable as of December 31, 2013	1,520,305	$0.13	7.6	$3,988

Vested and expected to vest as of September 30, 2014 (unaudited)	4,782,701	$2.79	8.2	$150,194

Exercisable as of September 30, 2014 (unaudited)	1,932,748	$0.19	7.3	$65,716

(a)	The aggregate intrinsic value is calculated as the difference between the options exercise price and the estimated fair value of the underlying common stock.

As of September 30, 2014, 2,421,815 shares were available for future grants under the 2014 Plan.

The weighted-average fair values of options granted during fiscal years 2012 and 2013 were $0.21 and $0.37, respectively. The weighted-average fair values of options granted for nine months ended September 30, 2013 and 2014 were $0.37 and $6.21, respectively. The total intrinsic value of options exercised during the nine months ended September 30, 2014 was $6.4 million. There was no options exercised in 2013 and 2012.

The following table summarizes information with respect to stock options outstanding and currently exercisable and vested.

As of December 31, 2013:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE AND VESTED
RANGE OF EXERCISE PRICES	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)
$.0001 – $0.08	480,000	5.9	480,000	5.9
$0.09 – $0.17	225,000	6.9	170,312	6.9
$0.18 – $0.27	2,890,000	8.8	861,035	8.7
$0.28 – $0.34	45,000	9.3	8,958	9.3

As of September 30, 2014 (unaudited):

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE AND VESTED
RANGE OF EXERCISE PRICES	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	NUMBER OUTSTANDING	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)
$.0001 – $0.17	505,000	5.4	492,501	5.4
$0.18 – $0.27	2,849,896	8.0	1,400,977	8.0
$0.28 – $2.95	484,200	9.3	39,270	9.0
$2.96 – $9.16	265,000	9.6	—	—
$9.17 – $11.50	278,400	9.7	—	—
$11.51 – $17.00	455,000	9.8	—	—

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards to employees and nonemployees in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Research and development	$54	$362	$191	$3,806
General and administrative	22	153	109	636

Total	$76	$515	$300	$4,442

Stock Options Granted to Employees

For the years ended December 31, 2012 and 2013, the Company recorded $20,000 and $136,000, respectively, of stock-based compensation expense related to employees options. For the nine months ended September 30, 2013 and 2014, the Company recorded $101,000, and $649,000, respectively, of stock-based compensation expense related to employees options. The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEBMER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Expected volatility	82%	80%	80%	79%
Expected term (in years)	6.0	6.0	5.9	6.0
Risk-free interest rate	0.9%	1.0%	0.9%	1.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

As of December 31, 2013, there was $391,000 of unrecognized stock-based compensation expense related to employees’ awards that is expected to be recognized over a weighted-average period of 2.9 years. As of September 30, 2014, there was $8.4 million of unrecognized stock-based compensation expense related to employees’ awards that is expected to be recognized over a weighted-average period of 3.5 years.

Stock Options Granted to Non-Employees

Stock-based compensation expense related to stock options granted to nonemployees is recognized as the stock options are earned. The Company believes that the estimated fair value of the stock options is more readily measurable than the fair value of the services rendered. For the years ended December 31, 2012 and 2013, the Company recorded $56,000 and $379,000, respectively, of stock-based compensation expense related to non-employees options. For the nine months ended September 30, 2013 and 2014, the Company recorded $199,000 and $3,793,000, respectively, of stock-based compensation expense related to non-employees options.

We used the following weighted-average assumptions in estimating non-employees stock-based compensation expense:

	FOR THE YEAR ENDED DECEMBER 31,		FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013	2013	2014
			(unaudited)	(unaudited)
Expected volatility	78%	79%	79%	79%
Contractual term remaining (in years)	9.0	7.9	8.1	7.4
Risk-free interest rate	1.6%	1.8%	1.7%	2.3%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Fair Value of Common Stock

In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of each grant date the measurement date. Prior to the IPO, the fair value of the common stock underlying the stock options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current clinical and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including convertible preferred stock), the effect of the rights and preferences of the preferred shareholders and the prospects of a liquidity event, among others. After the completion of the Company’s IPO in August 2014, the fair value of the common stock is based on the closing price of the common stock on the date of grant.